Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 66,390	$ 101,354
Accounts receivable	43,883	58,620
Inventory	112,549	106,198
Total Current Assets	222,822	266,172
TOTAL ASSETS	222,822	266,172
Current Liabilities
Accounts payable	2,292	52,434
Related party payable	126,976	170,647
Total Current Liabilities	129,268	223,081
TOTAL LIABILITIES	129,268	223,081
STOCKHOLDERS' EQUITY
Common Stock; Authorized 50,000,000 common shares, $0.0001 par value, 15,000,000 shares issued and outstanding on December 31, 2015 and 2014, respectively	1,500	1,500
Retained Earnings	92,054	41,591
TOTAL STOCKHOLDERS' EQUITY	93,554	43,091
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 222,822	$ 266,172